Subsequent Events (Details Narrative) (10-K) - USD ($)																																												1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	May 25, 2021	May 25, 2021	May 23, 2021	May 17, 2021	Apr. 02, 2021	Mar. 19, 2021	Feb. 15, 2021	Feb. 12, 2021	Nov. 06, 2020	Jul. 14, 2020	Mar. 25, 2020	Mar. 18, 2020	Feb. 20, 2020	Feb. 18, 2020	Jan. 20, 2020	Jan. 05, 2020	Oct. 24, 2019	Oct. 24, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Oct. 10, 2019	Sep. 27, 2019	Sep. 25, 2019	Sep. 19, 2019	Sep. 17, 2019	Aug. 16, 2019	Aug. 14, 2019	Jul. 24, 2019	Jul. 10, 2019	Jun. 18, 2019	Jun. 17, 2019	Jun. 14, 2019	May 16, 2019	Apr. 09, 2019	Apr. 03, 2019	Mar. 20, 2019	Feb. 27, 2019	Feb. 25, 2019	Jan. 14, 2019	Feb. 20, 2020	May 25, 2021	Mar. 31, 2021	May 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of common stock issued																			1,125,000
Value of common stock issued																																																$ 360,000	$ 1,231,751
Two Investors [Member]
Number of common stock issued																																										50,000
Investor [Member]
Number of common stock issued						80,000		80,000				10,000					12,500	17,500	50,000	8,000	200,000	5,000	240,000	8,000	28,000			17,500				200,000						16,000					1,000,000
Share price								$ 1																				$ 2.00															$ 0.50
Value of common stock issued								$ 80,000																														$ 4,000
Stock Subscription Agreement [Member] | One Investor [Member]
Number of common stock issued									50,000
Stock Subscription Agreement [Member] | Two Investors [Member]
Number of common stock issued									200,000																				17,500
Share price									$ 1.00																				$ 2.00
Value of common stock issued																										$ 35,000
Stock Subscription Agreement [Member] | Investor [Member]
Number of common stock issued							250,000			3,334		200,000	20,000		3,334	10,000			5,264								12,500	28,000			8,000			200,000	240,000	5,000	200,000		8,000	50,000	5,264							250,000
Share price												$ 1.00	$ 2.00		$ 3.00	$ 2.00											$ 2.00	$ 0.25			$ 2.00			$ 1.00	$ 0.25	$ 2.00	$ 0.50		$ 2.00	$ 2.00	$ 1.90			$ 2.00
Value of common stock issued									$ 250,000	$ 10,000	$ 200,000		$ 40,000	$ 10,000												$ 25,000				$ 16,000			$ 10,000				$ 100,000							$ 20,000
Subsequent Event [Member] | Investor [Member]
Number of common stock issued					41,000	80,000
Share price					$ 1
Value of common stock issued					$ 41,000
Number of shares not issued during the period	41,000
Subsequent Event [Member] | Service Agreement [Member] | Endless One Global [Member]
Cash consideration																																													$ 29,200		$ 89,500
Subsequent Event [Member] | Stock Subscription Agreement [Member] | Investor [Member]
Number of common stock issued			24,000	50,000			250,000
Share price			$ 2.00	$ 1.00
Number of shares not issued during the period	50,000	24,000
Stock subscription not received	$ 50,000	$ 48,000